Financial Instruments - Financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Carrying amount	$ 1,344,871	$ 1,254,925
Level 3
Statement [line items]
Carrying amount	28,412	23,848	$ 22,157
Financial assets at fair value through profit or loss
Statement [line items]
Carrying amount	52,520	25,694
Total	52,520	25,694
Financial assets at fair value through profit or loss | Level 1
Statement [line items]
Total	24,732	2,140
Financial assets at fair value through profit or loss | Level 3
Statement [line items]
Carrying amount	27,788	23,554	21,650
Total	27,788	23,554
Financial assets at fair value through other comprehensive income
Statement [line items]
Carrying amount	109,356	53,920
Total	109,356	53,920
Financial assets at fair value through other comprehensive income | Level 1
Statement [line items]
Total	32,010	5,914
Financial assets at fair value through other comprehensive income | Level 2
Statement [line items]
Total	48,934	24,158
Financial assets at fair value through other comprehensive income | Level 3
Statement [line items]
Carrying amount	624	294	$ 507
Total	28,412	23,848
Money market funds | Financial assets at fair value through profit or loss
Statement [line items]
Carrying amount	24,732	2,140
Total	24,732	2,140
Money market funds | Financial assets at fair value through profit or loss | Level 1
Statement [line items]
Total	24,732	2,140
Equity securities listed company | Financial assets at fair value through other comprehensive income
Statement [line items]
Carrying amount	56,212	27,932
Total	56,212	27,932
Equity securities listed company | Financial assets at fair value through other comprehensive income | Level 1
Statement [line items]
Total	7,278	3,774
Equity securities listed company | Financial assets at fair value through other comprehensive income | Level 2
Statement [line items]
Total	48,934	24,158
Equity securities-unlisted company | Financial assets at fair value through profit or loss
Statement [line items]
Carrying amount	26,758	23,554
Total	26,758	23,554
Equity securities-unlisted company | Financial assets at fair value through profit or loss | Level 3
Statement [line items]
Total	26,758	23,554
Equity securities-unlisted company | Financial assets at fair value through other comprehensive income
Statement [line items]
Carrying amount	624	294
Total	624	294
Equity securities-unlisted company | Financial assets at fair value through other comprehensive income | Level 3
Statement [line items]
Total	624	$ 294
Warrant-unlisted company | Financial assets at fair value through profit or loss
Statement [line items]
Carrying amount	1,030
Total	1,030
Warrant-unlisted company | Financial assets at fair value through profit or loss | Level 3
Statement [line items]
Total	$ 1,030